Notes to the Assets of the Balance Sheet - Summary of expected impact of initial application of new standards or inter pretations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation of Right-of-Use Assets	€ (3,586)	€ (2,805)
Interest Expenses on Lease Liabilities	(1,173)	(932)	€ 0
Expenses for Short Term Leases	0	0
Expenses for Leases of Low Value Assets	(81)	(41)
Total	€ (4,840)	€ (3,778)